RICHARD GOLDBERGER

Senior Director and

Associate General Counsel

(201) 743-7174

Fax: (212) 314-3959

December 28, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Form N-4 Registration Statement

Retirement Cornerstone® 15A

Separate Account 70

File Nos. 333-178750 and 811-22651

CIK #0001537470

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing today Post-Effective Amendment No. 13 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 38 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On October 8, 2015, we filed Post-Effective Amendment No. 11 and Amendment No. 36 to the Registration Statement on Form N-4 describing a new national version of the Retirement Cornerstone Series variable life annuity contract to be issued by AXA Equitable with variable investment options funded through the Separate Account.

On November 19, 2015, we received oral comments on this filing from the Staff. We provided written responses to those comments on December 8, 2015. We received additional staff comments on December 10, 2015. We provided written responses on December 11, 2015, December 15, 2015 and December 23, 2015.

AXA Equitable believes that it has been fully responsive to the Staff’s comments, that the responses do not raise additional issues for the Staff’s consideration and that, other than the changes discussed above, no material changes have been made in the Amendment.

This Post-Effective Amendment No. 13 also includes financial statements, exhibits, and other required disclosure not previously included in the registration statement. We are also including a supplement dated December 31, 2015, for Retirement Cornerstone 15.0 and Retirement Cornerstone 15.0 Series E to include the AXA/Legg Mason Strategic Allocation fund as a new investment option under those contracts, on or about February 22, 2016, subject to regulatory approval.

Tandy Representations

On behalf of the Company and its Separate Account 70 (the “Registrant”), we hereby make the representations below regarding the above-referenced registration statement on Form N-4.

1. Should the Securities and Exchange Commission (the “Commission”) or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

2. The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Please contact the undersigned at (201) 743-7174 or Shane Daly at (212) 314-3970 if you have any questions.

Very truly yours,

AXA Equitable Life Insurance Company AXA Equitable Life Insurance Company, on behalf of its Separate Account No. 70 (Registrant) AXA Advisors, LLC (Principal Underwriter)

/s/ Richard Goldberger
Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104